787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Capital Funds
Securities Act File No. 33-03706
Investment Company Act File No. 811-04604

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Capital Funds (the “Trust”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for Credit Suisse Large Cap Blend II Fund, a series of the Trust, dated March 1, 2011, do not differ from the forms of prospectus and Statement of Additional Information, respectively, contained in Post-Effective Amendment No. 47 to the Registration Statement of the Trust (the Amendments) electronically filed with the Securities and Exchange Commission on February 23, 2011.  The Amendment became effective on February 28, 2011.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh